SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental authorities		$ 15	$ 58
Prepaid expenses		13	7
Others			3
Other current assets	$ 35	$ 28	$ 68